Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Plan Termination	Plan TerminationAlthough it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of the Plan and ERISA. In the event of Plan termination, the Participants will become 100% vested in their accounts.